Shareholder Report, Holdings (Details)	Dec. 31, 2024
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.50%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.50%